Employee Benefit Plans - Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Domestic plan [member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ (67)	$ 29	$ 8
Prior service cost (credit)	(12)	(4)	(4)
Amortization of net loss (gain)	(3)	1	(4)
Net amount recognized	(82)	26	0
U.K. plan [member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	0	17	21
Prior service cost (credit)	3	16	3
Amortization of net loss (gain)	(4)	(3)	(1)
Net amount recognized	(1)	30	23
International plans [member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(12)	9	2
Prior service cost (credit)	0	0	(4)
Amortization of net loss (gain)	(2)	(1)	(2)
Net amount recognized	$ (14)	$ 8	$ (4)